Income Taxes - Components of deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss	$ 30,355	$ 7,675
Mineral properties	39,371	39,555
Plant, equipment, and mine development	25,506	30,767
Intangible assets	20,204	21,710
Royalty	6,266	6,292
Interest expense carryforward	0	1,935
Asset retirement obligation	1,083	997
Stock-based compensation	856	405
Accrued compensation	502	197
Inventories	76	191
Reorganization costs	0	0
Other liabilities	0	0
Credits and other	0	0
Valuation allowance	(124,219)	(109,724)
Total net deferred tax assets	$ 0	$ 0